SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM (Details)	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating leases remaining lease term	7 months 6 days
Operating lease discount rate	12.00%